Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
7.	Property, Plant and Equipment

	(In thousands)
	December 31,
	2011	2010

Land and improvements	$515,674	$431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845

	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)

	$3,755,604	$3,852,118

The estimated useful lives range from 5 to 10 years for land improvements, 9 to 31.5 years for buildings and improvements, and 2 to 15 years for machinery and equipment.